Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Cash and cash equivalents		$ 37,193,010	$ 151,758,218
Total assets from discontinued operations		495,003	22,802,392
Assets		326,407,184	308,104,130
Continuing Operations [Member]
Segment Information [Abstract]
Assets		325,912,181	285,301,738
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets		9,666,777	10,445,507
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Assets		72,241,241	71,651,775
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	37,191,906	151,757,138
Prepaid expenses and other assets	[1]	$ 206,812,257	$ 51,447,318

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.